INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX
21.	INCOME TAX

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income (loss) recorded in The Netherlands	(33)	54	264
Income (loss) from foreign operations	(2,104)	282	427

Income (loss) before income tax benefit (expense)	(2,137)	336	691

STMicroelectronics N.V. and its subsidiaries are individually liable for income taxes in their jurisdictions. Tax losses can only offset profits generated by the taxable entity incurring such loss.

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
The Netherlands taxes – current	(1)	(11)	(3)
Foreign taxes – current	(130)	(104)	(53)

Current taxes	(131)	(115)	(56)
The Netherlands taxes – deferred	—	(2)	(4)
Foreign taxes – deferred	80	(64)	(89)

Income tax benefit (expense)	(51)	(181)	(149)

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2012 and 2011, and 25.5% in 2010, and the effective income tax rate are the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income tax benefit (expense) computed at statutory rate	534	(84)	(176)
Non-deductible, non-taxable and other permanent differences, net	(110)	(38)	(50)
Income (loss) on equity-method investments	(6)	(7)	62
Valuation allowance adjustments	(197)	(130)	(54)
Impact of prior year adjustments	10	—	(29)
Effects on deferred taxes of changes in enacted tax rates	—	1	3
Current year credits	77	94	76
Other tax and credits	2	3	(12)
Benefits from tax holidays	38	113	77
Impact of uncertain tax positions	(83)	(2)	32
Earnings of subsidiaries taxed at different rates	(316)	(131)	(78)

Income tax benefit (expense)	(51)	(181)	(149)

The lines “Impact of prior years’ adjustments” and “Impact of uncertain tax positions” include amounts that are further described in the reconciliation of unrecognized tax benefits, included in this note.

In 2012, 2011 and 2010, the line “Earnings of subsidiaries taxed at different rates” includes a decrease of $320 million, $131 million and $91 million, respectively, mainly related to tax rate differences due to tax holidays for countries in a loss position.

The tax holidays represent a tax exemption period aimed to attract foreign technological investment in certain tax jurisdictions. The effect of the tax benefits, from tax holidays for countries which are profitable, on basic earnings per share was $0.04, $0.13 and $0.09 for the years ended December 31, 2012, 2011, and 2010, respectively. These agreements are present in various countries and include programs that reduce up to and including 100% of taxes in years affected by the agreements. The Company’s tax holidays expire at various dates through the year ending December 31, 2022. In certain countries, tax holidays can be renewed depending on the Company still meeting certain conditions at the date of expiration of the current tax holidays.

Deferred tax assets and liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Tax loss carryforwards and investment credits	820	643
Inventory valuation	24	23
Impairment and restructuring charges	61	56
Fixed asset depreciation in arrears	75	56
Receivables for government funding	15	13
Tax credits granted on past capital investments	1,114	1,111
Pension service costs	97	71
Stock awards	—	7
Commercial accruals	10	13
Other temporary differences	98	131
Total deferred tax assets	2,314	2,124
Valuation allowances	(1,634)	(1,514)
Deferred tax assets, net	680	610
Accelerated fixed asset depreciation	(64)	(69)
Acquired intangible assets	(30)	(49)
Advances of government funding	(26)	(16)
Other temporary differences	(34)	(38)
Deferred tax liabilities	(154)	(172)
Net deferred income tax asset	526	438

For a particular tax-paying component of the Company and within a particular tax jurisdiction, all current deferred tax liabilities and assets are offset and presented as a single amount, similarly to non-current deferred tax liabilities and assets. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions.

The net deferred tax assets are recorded in legal entities which have been historically profitable and are expected to be profitable in the next coming years.

As of December 31, 2012, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2013, as follows:

Year
2013	7
2014	7
2015	14
2016	35
2017	13

Thereafter	744

Total	820

The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that jurisdiction on a pro rata basis. The “Tax credits granted on past capital investments” mainly related to a 2003 agreement granting the Company certain tax credits for capital investments purchased through the year ending December 31, 2006. Any unused tax credits granted under the agreement will continue to increase yearly by a legal inflationary index (currently 0.76% per annum). The credits may be utilized through 2020 or later depending on the Company meeting certain program criteria. In addition to this agreement, starting in 2007 the Company continues to receive tax credits on the yearly capital investments, which may be used to offset that year’s tax liabilities and increases by the legal inflationary rate. However, pursuant to the inability to utilize these credits currently and in future years, the Company did not recognize any deferred tax asset on such tax allowance. As a result, there is no financial impact to the net deferred tax assets of the Company.

During the year ended December 31, 2012, the Company recorded a valuation allowance of $191 million on ST-Ericsson’s deferred tax assets.

The amount of deferred tax benefit (expense) recorded as a component of other comprehensive income (loss) was not material in 2012. In 2011, this amount was $19 million and was related primarily to the tax effects of unrealized gains and losses on derivative instruments designated as cash flow hedges and the tax effects of the recognized unfunded status on defined benefits plans.

The cumulative amount of distributable earnings related to the Company’s investments in foreign subsidiaries and corporate joint ventures was $1,306 million as at December 31, 2012. Due to the Company’s legal and tax structure, with the parent company established in the Netherlands, there was no tax impact from the distribution of earnings from investments in foreign subsidiaries and corporate joint ventures. This is because there is no tax impact on dividends paid up to a Dutch holding company.

A reconciliation of the 2012 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2011	148
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	39
Settlements	(1)
Prepayment	(6)
Foreign currency translation	3

Balance at December 31, 2012	227

The reconciliation of unrecognized tax benefits in 2011 was as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148

At December 31, 2012, there are $26 million of unrecognized tax benefits that if recognized would affect the annual effective tax rate. It is reasonably possible that certain of the uncertain tax positions disclosed in the table above could increase within the next 12 months due to ongoing tax audits. The Company is not able to make an estimate of the range of the reasonably possible change.

Additionally, the Company elected to classify accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Interest and penalties are not material for the years presented or on a cumulative basis.

The tax years that remain open for review in the Company’s major tax jurisdictions, including France, Italy, United States and India, are from 1996 to 2012.